Investment Objectives and Goals	Dec. 11, 2025
Leverage Shares 2X Long IREN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long IREN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of IREN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GEV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GEV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GEV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SATS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SATS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SATS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long NIO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long NIO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the ADR of NIO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SNAP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SNAP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SNAP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BIDU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BIDU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the ADR of BIDU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.